INCOME FUNDS

JPMorgan Treasury & Agency Fund
(All Share Classes)
(a series of JPMorgan Trust II)

Supplement dated February 20, 2009
to the Prospectuses dated July 1, 2008, as supplemented

Effective immediately, the JPMorgan Treasury & Agency Fund may invest in securities guaranteed by, or certain securities collateralized by, the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the certain debt issued by private entities. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program or securities issued under similar programs in the future may be subject to state and local income taxes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TAINC-209

JPMORGAN INCOME FUNDS

JPMorgan Government Bond Fund
(All Share Classes)
(a series of JPMorgan Trust II)

Supplement dated February 20, 2009
to the Prospectuses dated July 1, 2008, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective May 7, 2009 (the “Effective Date”), the following non-fundamental 80% policy of the JPMorgan Government Bond Fund (the “Fund”) in the fourth paragraph under the “What are the Fund’s main investment strategies?” section of the prospectuses will be deleted in its entirety:

Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds issued by the U.S. government and its agencies and instrumentalities. For purposes of this policy, “Assets” mean net assets plus the amount of borrowings for investment purposes. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

and replaced by the following new non-fundamental 80% policy:

Under normal circumstances, the Fund will invest at least 80% of its Assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities. For purposes of this policy, “Assets” mean net assets plus the amount of borrowings for investment purposes. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

The Fund’s 80% policy may be changed by approval of the Fund’s Board of Trustees without shareholder approval. However, the Fund must provide shareholders at least 60 days prior notice to a change in such a policy, and this supplement constitutes the Fund’s required notice.

In addition, on the Effective Date, the first paragraph under “What are the Fund’s main investment strategies?” section of the Fund’s prospectuses is hereby deleted in its entirety and replaced by the following:

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States. Such securities include, without limitation, securities guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on certain debt issued by private entities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-GBINC-209

JPMORGAN INCOME FUNDS

JPMorgan High Yield Bond Fund
(All Shares Classes)
(A series of JPMorgan Trust II)

Supplement dated February 20, 2009
to the Prospectuses dated July 1, 2008, as supplemented

At a meeting held February 17–19, 2009, the Board of Trustees of JPMorgan Trust II (the “Trust”) approved proposals to: (1) change the name of the JPMorgan High Yield Bond Fund (the “Fund”) to “JPMorgan High Yield Fund;” (2) replace the Fund’s fundamental investment objective with a new, non-fundamental investment objective; (3) eliminate a fundamental investment policy requiring that the Fund invest at least 80% of its net assets in bonds; (4) change one of the Fund’s non-fundamental investment strategies to clarify that high yield securities include loan assignments and commitments to purchase loan assignments (Unfunded Commitments) in addition to loan participations; and (5) change the Fund’s investment strategies to permit the Fund to invest up to, but not more than, 30% of its net assets in loan assignments and participations (Loans) and Unfunded Commitments and up to 20% of its net assets in investment grade securities. The change in the Fund’s investment objective and elimination of the fundamental policy require shareholder approval in order to be implemented as discussed below. If shareholder approval is obtained, the changes to the Fund’s name, investment objective and investment strategies described in this supplement will take effect on the later of September 1, 2009 or 60 days after the date on which shareholders are sent notice of the change (the “Effective Date”).

Change in Fund Name

The Board approved changing the Fund’s name to “JPMorgan High Yield Fund.” The name change will take effect on the Effective Date only if shareholder approval is obtained to change the Fund’s investment objective and eliminate the fundamental policy described below. JPMorgan Investment Advisors Inc. (the “Adviser”) believes that the name change will provide the Fund with greater flexibility to meet its investment objective by using high yield strategies in addition to investing in high yield bonds.

Change in Investment Objective

The Board of Trustees approved, subject to shareholder approval, replacing the Fund’s fundamental investment objective with a new, non-fundamental investment objective.

If approved by the Fund’s shareholders, pursuant to its new investment objective, the Fund would seek a high level of current income. Capital appreciation would continue to be a secondary objective. The current investment objective of the Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. The proposed investment objective eliminates the language from the current investment objective that specifies the types of securities the Fund purchases. The current investment objective’s reference to specific investments includes information that would be disclosed as part of the Fund’s investment strategies in its prospectuses and is proposed to be removed because it is duplicative.

Elimination of Fundamental Investment Policy

In connection with the proposed name change, the Board of Trustees approved eliminating the following policy (the “80% Bond Policy”), subject to shareholder approval:

“As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, ‘Assets’ mean net assets plus the amount of borrowings for investment purposes.”

Under regulations of the Securities and Exchange Commission, the 80% Bond Policy is required because the Fund uses the word “Bond” in its name. If shareholders approve eliminating the fundamental policy, the Fund will have greater flexibility to achieve its investment objective through the use of high yield securities and instruments in addition to high yield bonds.

SUP-HYBINC-209

Amendment of Non-Fundamental Investment Policy

The Board of Trustees also approved replacing an existing non-fundamental investment policy of the Fund with a new non-fundamental investment policy. Currently, the Fund has the following non-fundamental investment policy:

“Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, loan participations, preferred stock and other debt securities, which are rated below investment grade or unrated.”

If shareholders approve amending the Fund’s investment objective and eliminating the 80% Bond Policy, the Fund would also replace the existing non-fundamental investment policy with the following non-fundamental investment policy on the Effective Date:

“Under normal circumstances, the Fund invests at least of 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stock that are rated below investment grade or unrated.”

If adopted this new non-fundamental investment objective cannot be changed without 60 days’ prior notice to shareholders.

Other Investment Strategy Changes

The Board of Trustees also approved changing other investment strategies of the Fund on the Effective Date if shareholders approve replacing the Fund’s investment objective and eliminating the 80% Bond Policy. Currently, the Fund may invest no more than 20% of its net assets in Loans and Unfunded Commitments. The strategy changes approved by the Board include permitting the Fund to invest no more than 30% of its net assets in Loans and Unfunded Commitments and to invest up to 20% of its net assets in investment grade securities. The Adviser believes that allowing the Fund to invest a greater percentage in such instruments may present better risk/reward characteristics than traditional high yield bonds given current economic and market conditions.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
(All Shares Classes)
(Each a series of JPMorgan Trust II)

Supplement dated February 20, 2009
to the Prospectuses dated November 1, 2008, as supplemented

At a meeting held February 17-19, 2009, the Board of Trustees of JPMorgan Trust II (the “Trust”) approved a proposal to make changes to the investment objectives and investment strategies of the JPMorgan Investor Conservative Growth Fund (“Investor Conservative Growth Fund”), the JPMorgan Investor Balanced Fund (“Investor Balanced Fund”), the JPMorgan Investor Growth & Income Fund (“Investor Growth & Income Fund”), and the JPMorgan Investor Growth Fund (“Investor Growth Fund”) (collectively, the “Investor Funds”) subject to obtaining the approval of shareholders as described below.

Investment Objective Changes

The Board of Trustees approved, subject to shareholder approval, eliminating disclosure from the investment objectives of the Investor Funds that specifies that the Funds invest in other funds within the same group of investment companies (i.e., other JPMorgan Funds). The disclosure is proposed to be removed from the investment objectives because it is duplicative of the Funds’ strategies in the “What are the Fund’s main investment strategies?” sections, which specify that the Funds invest in other JPMorgan Funds. In addition, removing references to the Funds’ investment strategy from the investment objective will provide the portfolio management team with greater flexibility in employing other investment strategies to meet the Funds’ goals, such as those described under “New Investment Strategies” below.

Change in Investment Objective for Investor Conservative Growth Fund

The Board of Trustees approved, subject to shareholder approval, replacing the Investor Conservative Growth Fund’s fundamental investment objective with a new non-fundamental investment objective.

If approved by the Fund’s shareholders, pursuant to its new investment objective, the Fund would seek income and, as a secondary objective, capital appreciation. Although the Investor Conservative Growth Fund invests in equity funds, the Fund invests a majority of its assets in fixed income funds. JPMorgan Investment Advisors Inc., the Fund’s Adviser (“JPMIA”) believes, and the Board of Trustees concurs, that the proposed new investment objective better reflects the Fund’s investment strategy, its focus on income and highlights that capital appreciation is a secondary objective.

Change in Investment Objective for Investor Balanced Fund

The Board of Trustees approved, subject to shareholder approval, replacing the Investor Balanced Fund’s fundamental investment objective with a new non-fundamental investment objective.

If approved by the Fund’s shareholders, pursuant to its new investment objective, the Fund would seek total return consistent with the preservation of capital. The proposed new investment objective eliminates the objective of “high” total return. As a fund of funds, the Fund’s total return is a product of the return of the JPMorgan Funds in which the Investor Balanced Fund invests (the “underlying funds”) and other securities in which the Investor Balanced Fund may invest should shareholders approve the changes to the fundamental policies described below. In certain market conditions, the Investor Balanced Fund’s ability to achieve “high” total return may be limited given the investment strategies and policies of the Fund. Consequently, JPMIA believes, and the Board of Trustees concurs, that the Investor Balanced Fund’s objective should be revised to better reflect the Fund’s strategy.

SUP-INV-209

Change in Investment Objective for Investor Growth & Income Fund

The Board of Trustees approved, subject to shareholder approval, replacing the Investor Growth & Income Fund’s fundamental investment objective with a new non-fundamental investment objective.

If approved by the Fund’s shareholders, pursuant to its new investment objective, the Fund would seek capital appreciation and, as a secondary objective, income. The proposed new investment objective for the Investor Growth & Income Fund eliminates the reference to “long-term” before capital appreciation. JPMIA believes, and the Board of Trustees concurs, that the reference to “long-term” is unnecessary and does not add to an understanding of the Fund’s investment objective.

The proposed new investment objective also clarifies that income is a secondary objective of the Fund. Although the Investor Growth & Income Fund invests in fixed income funds, the Fund invests a majority of its assets in equity funds. The proposed new investment objective better reflects the Fund’s strategy, its focus on capital appreciation and highlights that income is a secondary objective.

Change in Investment Objective for Investor Growth Fund

The Board of Trustees approved, subject to shareholder approval, replacing the Investor Growth Fund’s fundamental investment objective with a new non-fundamental investment objective.

If approved by the Fund’s shareholders, pursuant to its new investment objective, the Fund would seek capital appreciation. The proposed new investment objective for the Investor Growth Fund eliminates the reference to “long-term” before capital appreciation. JPMIA believes, and the Board of Trustees concurs, that the reference to “long-term” is unnecessary and does not add to an understanding of the Fund’s investment objective.

Elimination of Fundamental Investment Policy for All Investor Funds

The Board of Trustees also approved, subject to shareholder approval, the elimination of the following fundamental policy:

“[A]s a matter of fundamental policy, the Fund must allocate its investments among the underlying funds.”

The fundamental policy requires the Investor Funds to allocate their investments among other JPMorgan Funds and restricts the Investor Funds from making investments directly in securities and other instruments that would otherwise be permitted by law and an exemptive order obtained by the Trust and certain affiliates from the Securities and Exchange Commission on April 1, 2008 (the “Exemptive Order”). If shareholders approve eliminating the fundamental policy, the Investor Funds will be permitted to invest directly in securities and other instruments, in addition to other JPMorgan Funds.

New Investment Strategies

If the elimination of the fundamental investment policy described above is approved by shareholders, the Investor Funds will have the ability to invest directly in securities, exchange traded funds (“ETFs”) and other instruments including futures and other derivatives (“Other Investments”). Investing in these instruments will facilitate rebalancing and permit the Investor Funds to gain exposure to particular investment styles and/or asset classes, to hedge the Funds’ international currency exposure, and to gain exposure to asset classes that are not available by investing in other JPMorgan Funds. In addition, there may be times when investing directly in securities, ETFs and Other Instruments may allow an Investor Fund to invest in eligible asset classes with greater efficiency and lower cost than is possible through investment in an underlying fund. The proposal to eliminate the fundamental investment policy is not meant to be a wholesale change in the investment strategies of the Investor Funds. If the proposal is approved, the Investor Funds will continue to be managed as funds of funds that primarily invest in other JPMorgan Funds.

Subsequent to the elimination of the fundamental investment policy, the prospectuses for each Investor Fund will be supplemented to reflect that the Fund may invest directly in securities, ETFs and Other

Instruments. In addition, the following or similar risk disclosures will be added to the Investor Fund prospectuses under “The Fund’s Main Investment Risks”:

ETF Risk: The Fund may invest in shares of ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the ETF when the Fund invests in an ETF. The price movement of an ETF may not track the underlying index and result in a loss.

Derivative Risk: The Fund may invest directly in derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investments. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes or to increase income or gain may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty.

Securities and Financial Instruments Risks: The Fund may invest directly in securities and other financial instruments, including derivatives. There is no guarantee that use of these securities and financial instruments will produce the intended result. In addition, securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk). Depending on the type of security or instrument, the market value may move up and down, sometimes rapidly and unpredictably causing a security or instrument to be worth less than the price originally paid for it. To the extent that a security or instrument decreases in value, the value of your investment in the Fund will be affected.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE